Trade receivables, Net (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of financial assets [line items]
Open accounts	₪ 166,804	$ 52,290	₪ 153,871
Checks receivables	17,811	5,583	20,730
Credit cards	836	262	518
Less - estimated credit loss	(368)	(115)	(954)
Less - provision for return of goods	(3,321)	(1,041)	(2,834)
Total Trade receivables	₪ 181,762	$ 56,979	₪ 171,331